Total
Principal Funds Inc | SmallCap Value Fund II [Member]
Principal Funds, Inc.
Supplement dated June 12, 2020
to the Statutory Prospectus dated March 1, 2020
(as previously supplemented)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

SUMMARY FOR SMALLCAP VALUE FUND II
Effective July 1, 2020, delete the Annual Fund Operating Expenses table and footnotes, and replace with the following: Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Principal Funds Inc - SmallCap Value Fund II [Member]		Class A	Class J	Institutional Class	R-1	R-2	R-3	R-4	R-5	R-6
Management Fees (as a percentage of Assets)	[1]	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%	0.94%
Distribution and Service (12b-1) Fees		0.25%	0.15%	none	0.35%	0.30%	0.25%	0.10%	none	none
Other Expenses (as a percentage of Assets):		0.66%	0.38%	0.12%	0.54%	0.46%	0.33%	0.29%	0.27%	0.02%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Expenses (as a percentage of Assets)		1.87%	1.49%	1.08%	1.85%	1.72%	1.54%	1.35%	1.23%	0.98%
Fee Waiver or Reimbursement	[2],[3]	(0.40%)	(0.02%)	(0.10%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Net Expenses (as a percentage of Assets)		1.47%	1.47%	0.98%	1.83%	1.70%	1.52%	1.33%	1.21%	0.96%
[1]	Fees have been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2022. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A and 0.96% Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2022; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period. Subject to applicable expense limits, the Fund may reimburse PGI for expenses incurred during the current fiscal year.

Effective July 1, 2020, delete the Example section, and replace with the following: Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Principal Funds Inc - SmallCap Value Fund II [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	691	1,069	1,470	2,589
Class J	250	469	811	1,778
Institutional Class	100	334	586	1,308
R-1	186	580	999	2,168
R-2	173	540	931	2,029
R-3	155	484	838	1,833
R-4	135	426	737	1,622
R-5	123	388	674	1,487
R-6	98	310	540	1,200

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Principal Funds Inc | SmallCap Value Fund II [Member] | Class J | USD ($)	150	469	811	1,778